Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2025
Marketable Securities [Abstract]
Schedule of Marketable Securities

Marketable securities consisted of the following:

	As of June 30, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Unaudited)
Corporate bond	$83,335	$144	$(24)	$83,455
Agency bond	57,546	23	(43)	57,526
Treasury bills	24,846	—	(14)	24,832
US Government bond	66,622	142	(8)	66,756
Total	$232,349	$309	$(89)	$232,569

	As of December 31, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bond	$50,543	$73	$(6)	$50,610
Agency bond	60,575	121	(59)	60,637
Treasury bills	972	—	(3)	969
US Government bond	26,177	48	(22)	26,203
Total	$138,267	$242	$(90)	$138,419

Schedule of Company’s Marketable Securities by Contractual Maturities

The following table summarizes the Company’s marketable securities by contractual maturities:

	June 30, 2025	December 31, 2024
	(Unaudited)
Due in 1 year or less	$146,908	$101,818
Due in 1 year through 2 years	85,661	36,601
Total	$232,569	$138,419